Consolidated Balance Sheets (Parentheticals)(Variable Interest Entities Without Recourse [Member]) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to CNinsure Inc.)	$ 1,699	10,282	30,689
Insurance premium payables including insurance premium payables of the consolidated VIEs without recourse to CNinsure Inc.	37	223	202
Other payables and accrued expenses (including other payables and accrued expenses of the consolidated VIEs without recourse to CNinsure Inc.	3,490	21,129	35,000
Accrued payroll including accrued payroll of the consolidated VIEs without recourse to CNinsure Inc.	359	2,172	4,382
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse CNinsure Inc.)	430	2,603	2,037
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to CNinsure Inc.			3,030